Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

22.Commitments and Contingencies

(a)Operating lease commitments

The Company leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year is included in Note 8.

(b)Investment commitments

The Group’s investment commitments primarily relate to capital contributions obligation under certain arrangement which does not have contractual maturity date. As of December 31, 2022, the total investment commitments contracted but not yet reflected in the financial statements amounted to approximately RMB80,000 (US$11,599).